Combined Balance Sheets (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Accounts receivable, allowances	$ 8.8	$ 9.8	$ 11.0